Other financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Other financial assets and liabilities
Other financial assets and liabilities

13.        Other financial assets and liabilities

	Current		Non-Current
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Other financial assets
Financial investments	18	18	—	—
Loans	—	—	151	180
Derivative financial instruments (note 24)	106	274	453	446
Related parties (note 30)	1,898	—	2,628	—

	2,022	292	3,232	626

Other financial liabilities
Derivative financial instruments (note 24)	104	414	686	1,225
Related parties (note 30)	270	353	975	87
Participative stockholders’ debentures	—	—	1,233	775

	374	767	2,894	2,087

Participative stockholders’ debentures

At the time of its privatization in 1997, Vale issued debentures to then-existing stockholders, including the Brazilian Government. The debentures’ terms were set to ensure that pre-privatization stockholders would participate in potential future benefits that might be obtained from exploiting mineral resources.

A total of 388,559,056 debentures were issued with a par value of R$0.01 (one cent of Brazilian Real) and are inflation-indexed to the General Market Price Index (“IGP-M”), as set forth in the Issue Deed. The Company paid as remuneration the amount of US$135 and US$84, respectively, for the year ended December 31, 2017 and 2016.